UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 29, 2006
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
      Name:    Pendragon Capital LLP
      Address: Berkeley Square House
	       4-19 Berkeley Square
               London W1J 6BR
               United Kingdom
      Form 13F File Number: 28-11844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Pennells
Title: Partner
Phone: 44-20-7907-8445
Signature,          Place,                      and Date of Signing:
John Pennells       London, United Kingdom      Feb 8, 2007

Report Type (Check only one.):
[X]    13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)
[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Value Total: 346,899 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE
                                                    VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUISP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE

AGERE SYS INC            COM             00845V308  15541     811100    SH         SOLE               811100    0       0
AMGEN INC                NOTE 3/0        031162AL4  12696     17000000  PRN        SOLE               17000000  0       0
ANADARKO PETE CORP       COM             032511107  10104     232500    SH         SOLE               232500    0       0
ARCHSTONE SMITH OPER TR  NOTE 4.000% 7/1 039584AC1  13595     12500000  PRN        SOLE               12500000  0       0
ATWOOD OCEANICS INC      COM             050095108  19230     393100    SH         SOLE               393100    0       0
BOSTON PPTYS LTD PARTNER NOTE 3.750% 5/1 10112RAG9  17517     15000000  PRN        SOLE               15000000  0       0
CHENIERE ENERGY INC      COM NEW         16411R208  76089     2642900   SH         SOLE               2642900   0       0
CLEAR CHANNEL COMMUNICAT COM             184502102  10650     300000    SH         SOLE               300000    0       0
ENERGY METALS CORP       COM             29271B106  3471      402300    SH         SOLE               402300    0       0
HEALTH CARE REIT INC     NOTE 4.750%12/0 42217KAP1  7828      7500000   PRN        SOLE               7500000   0       0
MITTAL STEEL CO N V      NY REG SH CL A  60684P101  81        1922      SH         SOLE               1922      0       0
NORSK HYDRO A S          SPONSORED ADR   656531605  3137      101000    SH         SOLE               101000    0       0
NTL INC DEL              COM             62941W101  1208      47837     SH         SOLE               47837     0       0
NVR INC                  COM             62944T105  23220     36000     SH         SOLE               36000     0       0
PETROLEO BRASILEIRO SA P SPONSORED ADR   71654V101  10562     113000    SH         SOLE               113000    0       0
PETROLEO BRASILEIRO SA P SPONSORED ADR   71654V408  23182     225400    SH         SOLE               225400    0       0
PHELPS DODGE CORP        COM             717265102  4842      40450     SH         SOLE               40450     0       0
PRIDE INTL INC DEL       COM             74153Q102  15366     512701    SH         SOLE               512701    0       0
RINKER GROUP LTD         SPONSORED ADR   76687M101  6546      92200     SH         SOLE               92200     0       0
TRANSOCEAN INC           ORD             G90078109  4039      50000     SH         SOLE               50000     0       0
UNIVISION COMMUNICAT INC CL A            914906102  42644     1205300   SH         SOLE               1205300   0       0
WELLS FARGO & CO NEW     DBCV 5/0        949746FA4  25351     25000000  PRN        SOLE               25000000  0       0

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